Cover	Sep. 02, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 2, 2025, TNF Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities Exchange Commission, in which the Company reported, among other events, its entry into a Membership Interest Purchase Agreement (the “MIPA”), dated as of September 2, 2025, by and among the Company, LPU Holdings LLC (“LPU”), and, solely with respect to certain specified sections thereof, the members of LPU (the “Sellers”), pursuant to which the Company agreed to acquire 100% of the membership interests (the “Membership Interests”) of LPU from the Sellers, and certain other related agreements, including (i) that certain Support Agreement, dated as of September 2, 2025, by and among the Company and the Sellers (the “Support Agreement”), (ii) that certain Registration Rights Agreement, dated as of September 2, 2025, by and among the Company and the Sellers (the “Registration Rights Agreement”), and (iii) that certain License Agreement, dated as of September 2, 2025, by and between LPU and LightSolver Ltd., an Israeli company (“Lightsolver”), and, solely with respect to certain specified sections thereof, the Company (the “License Agreement”). In addition, as previously disclosed, as consideration for the Membership Interests, the Company delivered to the Sellers that number of shares of the Company’s Series I Convertible Preferred Stock (“Series I Preferred Stock”) that is convertible into a number of shares of Common Stock equal to 747,362, subject to certain conversion limitations as set forth in the Certificate of Designations of the Series I Convertible Preferred Stock (the “Series I Certificate of Designations”).This Current Report on Form 8-K/A amends and supplements the Original 8-K filed by the Company, and is being filed solely to file certain exhibits to the Original 8-K. This amendment does not otherwise modify any other portions of the disclosure in the Original 8-K. Interested parties should refer to the Original 8-K, as supplemented by this Current Report on Form 8-K/A. The foregoing descriptions of the MIPA, the Support Agreement, the Registration Rights Agreement, the License Agreement and the Certificate of Designations in this Current Report on Form 8-K/A and the Original 8-K do not purport to be complete and is qualified in its entirety by the full text of such documents which are filed as Exhibits 10.1, 10.2, 10.3, 10.4 and 3.1 and are incorporated herein by reference.
Document Period End Date	Sep. 02, 2025
Entity File Number	001-36268
Entity Registrant Name	TNF Pharmaceuticals, Inc.
Entity Central Index Key	0001321834
Entity Tax Identification Number	22-2983783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	TNF Pharmaceuticals, Inc.
Entity Address, Address Line Two	1185 Avenue of the Americas
Entity Address, Address Line Three	Suite 249
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(856)
Local Phone Number	848-8698
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	TNFA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false